Summary of Significant Accounting Policies - Schedule of Income Tax Expense Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Benefit [Line Items]
Total Tax charge	$ 1,177,000	$ 800,000	$ 904,000
UNITED KINGDOM [Member]
Income Tax Benefit [Line Items]
Total Tax charge	669,000	383,000
POLAND [Member]
Income Tax Benefit [Line Items]
Total Tax charge		(21,290)
SINGAPORE [Member]
Income Tax Benefit [Line Items]
Total Tax charge	$ 508,000	$ 437,785